Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Intangible assets other than goodwill	$ 7,785	$ 7,361
Property, plant and equipment, net	3,107	2,989
Right of use assets, net	896	884
Investment in Honduras joint venture	576	590
Contract costs, net	12	10
Deferred tax assets	141	204
Derivative financial instruments	0	19
Other non-current assets	84	76
TOTAL NON-CURRENT ASSETS	12,601	12,133
CURRENT ASSETS
Inventories	45	53
Trade receivables, net	443	379
Contract assets, net	82	77
Amounts due from non-controlling interests, associates and joint ventures	12	15
Derivative financial instruments	6	0
Prepayments and accrued income	168	117
Current income tax assets	118	111
Supplier advances for capital expenditure	21	21
Other current assets	190	197
Restricted cash	56	57
Cash and cash equivalents	775	1,039
TOTAL CURRENT ASSETS	1,915	2,065
TOTAL ASSETS	14,516	14,198
EQUITY
Share capital and premium	1,334	1,343
Treasury shares	(8)	(47)
Other reserves	(500)	(559)
Retained profits	2,785	2,691
Net profit/ (loss) for the year attributable to owners of the Company	(82)	177
Equity attributable to owners of the Company	3,529	3,605
Non-controlling interests	(84)	29
TOTAL EQUITY	3,445	3,634
NON-CURRENT LIABILITIES
Debt and financing	6,476	6,624
Lease liabilities	854	853
Derivative financial instruments	46	53
Amounts due to non-controlling interests, associates and joint ventures	12	0
Payables and accruals for capital expenditure	885	473
Provisions and other non-current liabilities	330	295
Deferred tax liabilities	140	148
TOTAL NON-CURRENT LIABILITIES	8,742	8,445
CURRENT LIABILITIES
Debt and financing	221	180
Lease liabilities	189	163
Put option liability	86	0
Payables and accruals for capital expenditure	314	428
Other trade payables	390	400
Amounts due to non-controlling interests, associates and joint ventures	62	58
Accrued interest and other expenses	444	412
Current income tax liabilities	93	86
Contract liabilities	156	88
Provisions and other current liabilities	374	305
TOTAL CURRENT LIABILITIES	2,329	2,119
TOTAL LIABILITIES	11,071	10,565
TOTAL EQUITY AND LIABILITIES	$ 14,516	$ 14,198